Intangibles - Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	R$ 4,950,545	R$ 4,475,609
Additions	10,098	(23,513)
Write-offs	(12,235)	(4,453)
Reversal (provision) of impairment	2,818	(6,131)
Transfers	(160,339)	22,662
Other changes including exchange variation (f)	285,614	486,371
Intangible assets and goodwill, Ending	R$ 5,076,501	R$ 4,950,545
Software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	2 years 6 months	2 years 6 months
Software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	10 years	10 years
Trademarks and patents Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	25 years	25 years
Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	10 years	10 years
Key Money Finite [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	3 years	3 years
Key Money Finite [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	18 years	18 years
Relationship with franchisees and sub franchisees [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	15 years	15 years
Other intangible assets [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	2 years
Other intangible assets [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	10 years
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	R$ 5,553,984	R$ 5,051,443
Additions	228,547	200,079
Write-offs	(19,637)	(6,290)
Reversal (provision) of impairment	(2,818)	(6,131)
Transfers	(168,731)	24,303
Other changes including exchange variation (f)	286,042	290,580
Intangible assets and goodwill, Ending	5,883,023	5,553,984
Gross carrying amount [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	1,211,597	1,104,603
Intangible assets and goodwill, Beginning	1,089,900
Additions	83,064	189,969
Write-offs	(546)	(3,702)
Reversal (provision) of impairment		90
Transfers	118,442	8,299
Other changes including exchange variation (f)	22,230	(87,663)
Intangible assets and goodwill, Ending	1,313,090	1,211,597
Gross carrying amount [member] | Trademarks and patents Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	111,801	103,076
Additions		610
Transfers	(154)
Other changes including exchange variation (f)	5,158	8,115
Intangible assets and goodwill, Ending	116,805	111,801
Gross carrying amount [member] | Trademarks and patents Indefinite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	2,040,067	1,833,790
Other changes including exchange variation (f)	131,518	206,277
Intangible assets and goodwill, Ending	2,171,585	2,040,067
Gross carrying amount [member] | Goodwill Emeis Brazil Pty Ltd [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	96,867	91,302
Other changes including exchange variation (f)	3,370	5,565
Intangible assets and goodwill, Ending	100,237	96,867
Gross carrying amount [member] | Goodwill The Body Shop International Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	1,348,670	1,177,377
Other changes including exchange variation (f)	85,699	171,293
Intangible assets and goodwill, Ending	1,434,369	1,348,670
Gross carrying amount [member] | Goodwill acquisition of The Body Shop stores [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	1,456
Additions		1,434
Other changes including exchange variation (f)		22
Intangible assets and goodwill, Ending	1,456	1,456
Gross carrying amount [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	1,740	1,638
Other changes including exchange variation (f)	247	102
Intangible assets and goodwill, Ending	1,987	1,740
Gross carrying amount [member] | Key Money Indefinite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	102,310	57,863
Additions		3,357
Write-offs		(2,169)
Reversal (provision) of impairment		(4,236)
Transfers	(101,001)	17,175
Other changes including exchange variation (f)	16,492	30,320
Intangible assets and goodwill, Ending	17,801	102,310
Gross carrying amount [member] | Key Money Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	48,888	95,733
Additions		4,709
Write-offs		(419)
Reversal (provision) of impairment	2,818	(1,985)
Transfers	(39,283)	(1,171)
Other changes including exchange variation (f)	24	(47,979)
Intangible assets and goodwill, Ending	12,447	48,888
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	590,588	586,059
Write-offs	(17,958)
Transfers	(371)
Other changes including exchange variation (f)	30,699	4,529
Intangible assets and goodwill, Ending	602,958	590,588
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	121,697
Additions	145,483
Write-offs	(1,133)
Transfers	(146,364)
Other changes including exchange variation (f)	(9,395)
Intangible assets and goodwill, Ending	110,288	121,697
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(603,439)	(575,834)
Additions	(218,449)	(223,592)
Write-offs	7,402	1,837
Transfers	8,392	(1,641)
Other changes including exchange variation (f)	(428)	195,791
Intangible assets and goodwill, Ending	(806,522)	(603,439)
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(506,049)	(476,269)
Intangible assets and goodwill, Beginning	(483,666)
Additions	(169,174)	(156,919)
Write-offs	6,817	1,419
Transfers	270	(1,713)
Other changes including exchange variation (f)	(3,594)	127,430
Intangible assets and goodwill, Ending	(649,347)	(506,049)
Accumulated depreciation, amortisation and impairment [member] | Trademarks and patents Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(37,898)	(9,686)
Additions	(4,330)	(13,403)
Transfers	154
Other changes including exchange variation (f)	(2,034)	(14,809)
Intangible assets and goodwill, Ending	(44,108)	(37,898)
Accumulated depreciation, amortisation and impairment [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(1,149)	(503)
Additions	(194)	(589)
Other changes including exchange variation (f)	(596)	(57)
Intangible assets and goodwill, Ending	(1,939)	(1,149)
Accumulated depreciation, amortisation and impairment [member] | Key Money Finite [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(2,835)	(26,128)
Additions		(10,089)
Write-offs		418
Transfers	7,336	72
Other changes including exchange variation (f)	(6,698)	32,892
Intangible assets and goodwill, Ending	(2,197)	(2,835)
Accumulated depreciation, amortisation and impairment [member] | Relationship with franchisees and sub franchisees [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(55,508)	(63,248)
Additions	(43,150)	(42,592)
Transfers	371
Other changes including exchange variation (f)	2,515	50,332
Intangible assets and goodwill, Ending	(95,772)	(55,508)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	(22,383)
Additions	(1,601)
Write-offs	585
Transfers	261
Other changes including exchange variation (f)	9,979
Intangible assets and goodwill, Ending	R$ (13,159)	R$ (22,383)